CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
OPERATING ACTIVITIES:
Net income (loss)	$ 410,322		$ (723,901)		$ (495,668)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of flight equipment	1,918,728		1,864,735		1,963,175
Deferred income taxes	(62,971)		(468,329)		(312,461)
Derivative instruments	(403)		(117,396)		252,254
Foreign currency adjustment of non-US$ denominated debt			104,800		(200,320)
Amortization of deferred debt issue costs	73,935		64,174		56,227
Amortization of debt discount	14,191		13,706		11,968
Amortization of prepaid lease costs	61,518		63,369		47,809
Aircraft impairment charges and fair value adjustments	192,362		1,737,508		1,663,189
Lease expenses related to aircraft sales			(3,249)		91,217
Forfeitures of customer deposits	(42,607)		(14,178)		(7,951)
(Recoveries of) Provision for credit losses on notes receivable and net investment in finance and sales-type leases	(9,728)		44,986		19,511
Loss on extinguishment of debt	22,934
Other	(15,641)	[1]	(50,696)	[1]	(29,955)	[1]
Changes in operating assets and liabilities:
Lease receivables and other assets	142,552		(7,986)		41,723
Accrued interest and other payables	100,343		(33,373)		119,391
Current income taxes and other tax liabilities	17,791		93,989		78,687
Tax benefit sharing payable to AIG					(85,000)
Net cash provided by operating activities	2,823,326		2,568,159		3,213,796
INVESTING ACTIVITIES:
Acquisition of flight equipment	(1,772,817)		(377,037)		(240,320)
Payments for deposits and progress payments	(233,677)		(158,932)		(61,085)
Proceeds from disposal of flight equipment	521,231		296,384		2,123,581
Acquisition of AeroTurbine, net of cash acquired			(138,225)
Restricted cash	(280,581)		42,336		(141,897)
Collections of notes receivable	11,066		45,543		72,015
Collections of finance and sales-type leases	41,879		14,958		32,928
Other	(230)		(6,225)		(5,370)
Net cash (used in) provided by investing activities	(1,713,129)		(281,198)		1,779,852
FINANCING ACTIVITIES:
Repayment of loan to AIG					(3,909,567)
Proceeds from debt financing	3,759,188		4,571,526		9,704,094
Payments in reduction of debt financing, net of foreign currency swap settlements	(3,824,636)		(8,054,223)		(7,989,514)
Debt issue costs	(73,120)		(121,777)		(189,376)
Security and rental deposits received	130,109		104,895		193,831
Security and rental deposits returned	(108,191)		(99,421)		(52,367)
Transfers of security and rental deposits on sales of aircraft	(4,428)		(38,015)		(264,323)
Overhaul rentals collected	574,979		547,514		500,701
Overhaul rentals reimbursed	(494,779)		(350,744)		(313,974)
Net change in other deposits	(16,121)		60,576		60,147
Payment of preferred dividends	(420)		(544)		(601)
Net cash (used in) provided by financing activities	(57,419)		(3,380,213)		(2,260,949)
Net increase (decrease) in cash	1,052,778		(1,093,252)		2,732,699
Effect of exchange rate changes on cash	(200)		564		(1,913)
Cash at beginning of period	1,975,009		3,067,697		336,911
Cash at end of period	3,027,587		1,975,009		3,067,697
Cash paid during the year for:
Interest, excluding interest capitalized of $16,146 (2012), $8,113 (2011) and $6,539 (2010)	1,437,366		1,625,905		1,373,045
Income taxes, net	$ 5,563	[2]	$ 64,261	[2]	$ 15,519	[2]

[1]	Includes foreign exchange adjustments on foreign currency denominated cash, gain on aircraft sales, amortization of asset value guarantees, out of period adjustments relating to pension expenses, and other non-cash items.
[2]	Includes approximately $1.7 million, $58.5 million and $10.1 million paid to AIG for ILFC tax liability for the years ended December 31, 2012, 2011 and 2010, respectively.